Other Non-Current Assets (Details) - Schedule of other non-current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Non Current Assets [Abstract]
Deposits for operating lease	$ 40,376	$ 36,809